Victory Funds
Victory Market Neutral Income Fund
Victory US 500 Enhanced Volatility Wtd Index Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares

VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).
If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares
VictoryShares USAA MSCI USA Value Momentum ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
VictoryShares USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).
If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares
VictoryShares THB Mid Cap ESG ETF
VictoryShares ESG Core Plus Bond ETF
VictoryShares ESG Corporate Bond ETF
(The “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated September 29, 2021 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.